Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2025	Oct. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Revenues			¥ 227,937	¥ 231,070	¥ 340,185
Wenzhou Qingke
Related Party Transactions
Carrying value of equity method investments			5,000	¥ 3,950
Percentage of investment held				79.00%
Shares disposed		41,139
Cash consideration	¥ 3,000	¥ 3,950
Related parties | Beijing Sanke
Related Party Transactions
Revenues			0	¥ 80	1,000
Amount due			40	40	50
Related parties | Shanghai Xuanke
Related Party Transactions
Revenues			1,000	2,700	500
Purchases from related party			300	500	49
Other receivables recognized after the liquidation			1,200	300	200
Related parties | Jijingzhiyu
Related Party Transactions
Purchases from related party			300	400	100
Amount due			100	¥ 400	¥ 99
Related parties | Beijing Pengke
Related Party Transactions
Revenues			200
Amount due			100
Purchases from related party			2,300
Amount due			300
Related parties | Beijing Zhisheng
Related Party Transactions
Purchases from related party			900
Amount due			¥ 400